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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21675

                                    WY Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               3434 Colwell Avenue
                                    Suite 100
                              Tampa, Florida 33614
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-329-2673

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1. Schedule of Investments.

March 31, 2005
(Unaudited)
The Core Fund

                                                                             Principal
                                                                               Amount               Value
                                                                           --------------       --------------
MUNICIPAL BONDS - 8.95%
California - 4.93%
City of Vernon
    3.00%, 04/01/2018 (a)                                                  $    2,525,000       $    2,525,000
County of San Diego
    3.05%, 08/15/2030 (a)                                                       2,625,000            2,625,000
Inland Empire Public Facilities Corp.
    2.75%, 03/01/2024 (a)                                                       2,925,000            2,925,000
San Diego County
    2.95%, 08/15/2030 (a)                                                       3,000,000            3,000,000
                                                                                                --------------
                                                                                                    11,075,000
                                                                                                --------------
Connecticut - 2.61%
State of Connecticut
    2.95%, 05/01/2012 (a)                                                       5,850,000            5,850,000
                                                                                                --------------
Florida - 1.41%
Citizens Property Insurance Corp.
    2.86%, 07/01/2023 (a)                                                       3,175,000            3,175,000
                                                                                                --------------
TOTAL MUNICIPAL BONDS (Cost $20,100,000)                                                        $   20,100,000
                                                                                                --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 90.18%
FHLB - 51.67%
    1.50%, 05/13/2005                                                           5,000,000            4,991,095
    1.93%, 11/04/2005                                                           1,890,000            1,873,650
    2.10%, 07/28/2006                                                           3,000,000            2,934,240
    2.22%, 09/02/2005                                                           3,000,000            2,988,984
    2.25%, 10/27/2005                                                           3,000,000            2,980,593
    2.35%, 12/16/2005                                                           2,000,000            1,983,976
    2.38%, 02/15/2006                                                           3,000,000            2,967,702
    2.38%, 12/19/2008 (a)                                                       4,300,000            4,257,137
    2.41%, 01/26/2007                                                           3,585,000            3,490,496
    2.46%, 12/02/2005                                                           2,000,000            1,985,940
    2.48%, 11/18/2005 to 12/29/2005                                             6,000,000            5,959,110
    2.50%, 12/23/2005                                                           3,000,000            2,978,238
    2.60%, 01/27/2006 (a)                                                       5,000,000            4,977,055
    2.65%, 02/23/2006                                                           3,000,000            2,972,691
    2.75%, 02/23/2006                                                           5,000,000            4,981,065
    2.77%, 05/05/2007                                                           2,000,000            1,958,976
    2.81%, 05/03/2006                                                           4,000,000            3,959,524
    2.82%, 12/16/2005                                                           2,000,000            1,990,294
    2.88%, 12/21/2005                                                           3,000,000            2,986,083
    2.90%, 09/01/2006 (a)                                                       7,000,000            7,000,000
    3.00%, 01/18/2006 to 03/16/2006                                             9,000,000            8,948,656
    3.05%, 09/14/2006 (a)                                                       5,000,000            5,000,000
    3.06%, 04/13/2006                                                           5,000,000            4,964,630
    3.09%, 02/22/2007 (a)                                                       4,000,000            3,998,000
    3.125%, 05/14/2013 (a)                                                      1,000,000              998,138
    3.16%, 04/05/2007                                                           5,000,000            5,000,000
    3.25%, 03/16/2010                                                           2,000,000            1,993,988
    3.32%, 02/18/2010 (a)                                                      10,000,000           10,000,000
    3.65%, 03/30/2007 (a)                                                       1,575,000            1,575,000
    4.63%, 04/15/2005                                                           2,800,000            2,801,714
    7.16%, 08/26/2005 (a)                                                         500,000              505,064
                                                                                                --------------
                                                                                                   116,002,039
                                                                                                --------------

FHLMC - 14.65%
    2.05%, 11/28/2005                                                             238,000              235,791
    5.25%, 01/15/2006                                                           4,000,000            4,051,384
    Pool 80701, 3.375%, 06/20/2033                                              2,094,867            2,108,054
    Pool 2581, 4.00%, 02/15/2017                                                1,198,170            1,189,184
    Pool 2613, 4.50%, 10/15/2013                                                1,040,296            1,043,916
    Pool 2705, 4.50%, 02/15/2023                                                1,649,920            1,656,170
    Pool 2712, 4.50%, 02/15/2012                                                1,602,198            1,607,060
    Pool 2513, 5.00%, 10/15/2015                                                  352,331              356,643
    Pool 2558, 5.00%, 05/15/2011                                                  103,977              104,140
    Pool M90828, 3.50%, 07/01/2008                                              1,237,301            1,215,435
    Pool M80828, 4.00%, 07/01/2010                                                789,818              775,121
    Pool M90818, 4.00%, 06/01/2008                                                560,573              556,480
    Pool M90805, 4.50%, 04/01/2008                                              1,124,178            1,129,013
    Pool M90819, 4.50%, 06/01/2008                                                465,078              467,079
    Pool M80718, 5.00%, 01/01/2009                                              1,094,889            1,103,982
    Pool M80765, 5.00%, 08/01/2009                                                506,070              510,273
    Pool M90748, 5.00%, 08/01/2007                                              1,677,533            1,704,050
    Pool M90754, 5.00%, 09/01/2007                                              1,807,949            1,836,527
    Pool M90836, 5.00%, 06/01/2008                                                809,901              821,291
    Pool M90747, 5.50%, 08/01/2007                                                220,406              224,736
    Pool M90779, 5.50%, 11/01/2007                                                738,702              753,217
    Pool C90580, 6.00%, 09/01/2022                                                662,173              682,431
    Pool M80739, 6.00%, 03/01/2009                                                239,637              244,072
    Pool M90727, 6.00%, 05/01/2007                                                 77,898               79,344
    Pool M80692, 6.50%, 07/01/2008                                                131,856              134,338
    Pool M80753, 6.50%, 05/01/2009                                                160,665              163,811
    Pool 780242, 3.33%, 02/01/2033                                              2,106,285            2,150,018
    Series MTN, 2.89%, 03/15/2006                                               2,000,000            1,984,684
    Series MTN1, 6.00%, 11/17/2006 (a)                                          4,000,000            4,000,000
                                                                                                --------------
                                                                                                    32,888,244
                                                                                                --------------
FNMA - 22.59%
    1.75%, 05/23/2005                                                           1,750,000            1,746,839
    2.20%, 03/30/2006                                                           3,000,000            2,978,691
    2.32%, 09/12/2005                                                           2,000,000            1,992,176
    2.38%, 12/15/2005                                                           9,840,000            9,766,200
    2.50%, 11/18/2005 (a)                                                       3,000,000            2,985,171
    2.75%, 11/09/2007                                                           2,000,000            1,979,916
    3.00%, 12/14/2006                                                           3,000,000            2,981,019
    3.01%, 06/02/2006                                                           6,000,000            5,946,000
    3.45%, 03/30/2007 (a)                                                       5,000,000            4,987,500
    3.50%, 12/22/2006                                                           1,000,000              992,645
    5.50%, 02/15/2006                                                           2,000,000            2,031,598
    Pool 768359, 4.45%, 12/01/2033 (a)                                            812,775              812,494
    Pool 254566, 4.50%, 11/01/2009                                                862,090              859,017
    Pool 254806, 4.50%, 07/01/2013                                                730,346              732,537
    Pool 254914, 4.50%, 09/01/2013                                              3,460,500            3,470,881
    Pool 254958, 4.50%, 10/01/2013                                              1,699,931            1,705,031
    Pool 254506, 5.00%, 10/01/2012                                                884,148              889,870
    Pool 254584, 5.00%, 12/01/2012                                              1,394,104            1,436,508
    Pool 254663, 5.00%, 02/01/2013                                              1,407,211            1,442,261
    Pool 252268, 5.50%, 01/01/2009                                                515,746              524,859
    Pool 190609, 7.00%, 02/01/2014                                                426,905              452,276
                                                                                                --------------
                                                                                                    50,713,489
                                                                                                --------------

GNMA - 1.27%
    Series 2003-110, 5.00%, 05/20/2029                                          2,809,121            2,842,831
                                                                                                --------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $203,582,990)                                  $  202,446,603
                                                                                                --------------
                                                                               Shares               Value
                                                                           --------------       --------------
SHORT TERM INVESTMENTS - 2.86%
Money Market Funds - 0.64%
Morgan Stanley Institutional Liquidity Fund - Government                   $    1,423,569       $    1,423,569
Portfolio  2.74% (a)
                                                                                                --------------
                                                                             Principal
                                                                               Amount               Value
                                                                           --------------       --------------
U.S. Government & Agency Obligations - 2.22%
U.S. Treasury Bill
    0.00%, 04/28/2005                                                           5,000,000            4,991,858
                                                                                                --------------
TOTAL SHORT TERM INVESTMENTS (Cost $6,415,427)                                                  $    6,415,427
                                                                                                --------------
Total Investments  (Cost $230,098,417) - 101.99%                                                $  228,962,030

Liabilities in Excess of Other Assets, Net (1.99)%                                                  (4,459,568)
                                                                                                --------------
TOTAL NET ASSETS - 100.00%                                                                      $  224,502,462
                                                                                                ==============

Footnotes

                    Cost of      Gross Unrealized      Gross Unrealized      Net Unrealized
                  Investments      Appreciation          Depreciation          Gain/(Loss)
                  -------------------------------------------------------------------------
The Core Fund     230,098,417        13,174               (1,149,561)         (1,136,387)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Variable Rate

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WY Funds


By /s/
       -------------------------------
         Mitchell York, President

Date:  May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/
       -------------------------------
         Mitchell York, President

Date:  May 27, 2005


By /s/
       -------------------------------
         M. Brent Wertz, Treasurer

Date: May 27, 2005